Future Minimum Lease Payments for Non-Cancelable Operating Lease (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 83.9
2014	75.8
2015	68.8
2016	61.7
2017	59.8
Later Years	359.7
Total Minimum Lease Payments	709.7
Less: Sublease Rentals	(24.1)
Net Minimum Lease Payments	$ 685.6